Product Warranties (Tables)	12 Months Ended
Mar. 31, 2019
Guarantees [Abstract]
Summary of Changes in Product Warranty Provision
The following are the changes in the product warranty provision:

	31 March
(Millions of US dollars)	2019	2018	2017
Balance at beginning of period	$52.8	$46.6	$45.3
(Decrease) increase for product warranties accrual	(0.8)	13.1	17.0
Acquired during the period	0.5	—	—
Settlements made in cash or in kind	(5.9)	(6.9)	(15.7)
Balance at end of period	$46.6	$52.8	$46.6